Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents		$ 1,070	$ 10,731
Restricted cash		387	1,378
Inventory, net		16,719	14,785
Total current assets		77,725	90,828
Property, plant and equipment, net	[1]	166,413	181,377
Intangible assets, net		124,464	127,411
Land use rights, net		121,696	126,149
Long-term investments		3,582	3,699
Goodwill		2,633	2,695
Other assets		3,800	4,292
Total assets		500,313	536,451
Current liabilities
Loans attributable to related parties		227,644	232,867
Long-term payables, current		95,580	97,832
Promissory note payable			1,408
Total current liabilities		523,606	525,054
Accrued post-employment and termination benefits		39,611	43,541
Other liabilities		5,891	6,185
Total liabilities		608,720	615,325
Commitments and contingencies
Shareholders’ Deficit
Ordinary shares (US$0.003 par value; 10,000,000,000 shares authorized, both 5,471,661 shares issued, both 5,470,076 shares outstanding as of June 30, 2024 and December 31, 2023)	[2]	16	16
Treasury Stock (Both 1,585 ordinary shares as of June 30, 2024 and December 31, 2023)	[2]	(500)	(500)
Additional paid-in capital		169,129	169,129
Statutory reserve		6,656	6,656
Accumulated deficit		(335,857)	(314,235)
Accumulated other comprehensive loss		6,570	6,100
Chijet Motor Company, Inc. shareholders’ deficit		(153,986)	(132,834)
Non-controlling interest		45,579	53,960
Total shareholders’ deficit		(108,407)	(78,874)
Total liabilities and shareholders’ deficit		500,313	536,451
Nonrelated Party [Member]
Current assets
Accounts and notes receivable, net		1,241	2,241
Other current assets		13,028	9,951
Current liabilities
Accounts and notes payable		20,001	14,824
Contract liabilities		2,639	2,525
Accruals and other current liabilities		45,737	47,428
Related Party [Member]
Current assets
Accounts and notes receivable, net		183	208
Amounts due from related parties		43,435	48,748
Other current assets		1,662	2,786
Current liabilities
Accounts and notes payable		45,854	47,192
Contract liabilities		1,360	2,483
Accruals and other current liabilities		84,791	78,495
Loans attributable to related parties, non-current		$ 39,612	$ 40,545

[1]	The carrying amounts of buildings, molds and tooling, machines and equipment and other logistic equipment pledged by FAW Jilin to secure the borrowings were US$52,271 thousand and US$58,584 thousand as of June 30, 2024 and December 31, 2023, respectively.
[2]	Par value of ordinary shares, treasury stock and share data have been retrospectively restated to give effect to 1-for-30 reverse stock split that is discussed in Note 1(b).